LONG TERM DEBT (Details 1) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019
Total	$ 755,000	$ 23,000	$ 173,251	$ 209,096	$ 244,941	$ 0
Long-Term Debt - Related Parties | Mr. Fowler
2021	0	0
2022	0	200,000
2023	462,000	215,000
2024	43,000
2025	43,000
Thereafter	31,000
Total	$ 579,000	$ 415,000